Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards	$ 210,700,000	$ 200,400,000
Operating loss carry forward expiration description	The federal and state net operating loss carryforwards will expire from 2023 to 2037 unless previously utilized
Interest or penalties	$ 0	0
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 2,600,000	$ 2,000,000.0